Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Revenue Recognition

Revenue Recognition

The Company follows a five-step approach for recognizing revenue: (1) identifying the contract with a customer; (2) identifying the performance obligations in the contract; (3) determining the transaction price; (4) allocating the transaction price to the performance obligations in the contract; and (5) recognizing revenue when, or as, the entity satisfies a performance obligation. Revenue is recognized when control of the promised goods or services is transferred to the customer. For performance obligations that are satisfied at a single point in time, the Company recognizes revenue at the point when control transfers, which is typically upon delivery, customer acceptance, or another specified milestone defined in the contract. For performance obligations satisfied over time, revenue is recognized as progress is made toward completion, using a measure that best depicts the transfer of control to the customer. Sales and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue. Incidental items that are immaterial in the context of the contract are recognized as expenses. The Company does not have any significant financing components associated with its revenue contracts, as payment is received within one year. The Company currently draws revenue from two primary sources:

●	Commercial product and service contracts: Revenue is currently generated from multiple customers for R&D-related services and small-volume orders.
●	Government contracts: Revenue is principally generated under R&D contracts with agencies of the U.S. government or with prime contractors. These contracts may include cost-reimbursement or fixed-price terms.

The Company capitalizes certain incremental costs incurred to obtain or fulfill a contract when such costs are expected to be recoverable. Prepaid costs, such as advance payments to vendors or subcontractors directly related to a customer contract, are recorded as assets and subsequently expensed consistent with the transfer of goods or services to the customer.

Government contracts include both cost-reimbursement and fixed-price contracts. Cost-reimbursement contracts provide for the reimbursement of allowable costs plus the payment of a fee. These contracts fall into four basic types: (i) cost-sharing contract under which government reimburses only a portion of the incurred costs, (ii) cost plus fixed fee contracts which provide for the payment of a fixed fee irrespective of the final cost of performance, (iii) cost plus incentive fee contracts which provide for increases or decreases in the fee, within specified limits, based upon actual results as compared to contractual targets relating to such factors as cost, performance and delivery schedule, and (iv) cost plus award fee contracts which provide for the payment of an award fee determined at the discretion of the customer based upon the performance of the contractor against pre-established criteria. Under cost-reimbursement type contracts, the contractor is reimbursed periodically for allowable costs and is paid a portion of the fee based on contract progress. Fixed-price contracts establish a set price for goods or services, which may be firm or adjustable under specific conditions. Adjustable fixed-price contracts can include elements such as ceiling or target prices, which are only subject to change through contract clauses that allow for equitable adjustments. Firm-fixed-price contracts do not permit any price changes based on the contractor’s actual costs, placing full financial risk and responsibility on the contractor. In contrast, fixed-price contracts with economic price adjustments allow for price changes, either increases or decreases, based on predefined events or conditions.

For the three months ended September 30, 2025, the Company was awarded one government contract of $150 thousand for the provision of services and delivery of materials. This award is a firm-fixed-price contract, under which payments are made upon completion of specified performance milestones. Revenue associated with this contract will be recognized upon achievement of designated milestones.

For the three months ended September 30, 2024, the Company was awarded two government contracts of $11.9 million for providing services and delivering materials. The awards are firm fixed contracts that shall be paid upon completion of performance and recognized as revenue over an expected term of 36 months.

As of September 30, 2025, total remaining performance obligations under all obligated government contracts amounted to $9.0 million.

Revenue Recognition

The Company follows a five-step approach for recognizing revenue: (1) identifying the contract with a customer; (2) identifying the performance obligations in the contract; (3) determining the transaction price; (4) allocating the transaction price to the performance obligations in the contract; and (5) recognizing revenue when, or as, the entity satisfies a performance obligation. Revenue is recognized when control of the promised goods or services is transferred to the customer. For performance obligations that are satisfied at a single point in time, the Company recognizes revenue at the point when control transfers, which is typically upon delivery, customer acceptance, or another specified milestone defined in the contract. For performance obligations satisfied over time, revenue is recognized as progress is made toward completion, using a measure that best depicts the transfer of control to the customer. Sales and other taxes the Company collects concurrent with revenue-producing activities are excluded from revenue. Incidental items that are immaterial in the context of the contract are recognized as expenses. The Company does not have any significant financing components associated with its revenue contracts, as payment is received within one year. The Company currently draws revenue from two primary sources:

●	Commercial product and service contracts: Revenue is currently generated from multiple customers for R&D-related services and small-volume orders.
●	Government contracts: Revenue is principally generated under R&D contracts with agencies of the U.S. government or with prime contractors. These contracts may include cost-reimbursement or fixed-price terms.

The Company capitalizes certain incremental costs incurred to obtain or fulfill a contract when such costs are expected to be recoverable. Prepaid costs, such as advance payments to vendors or subcontractors directly related to a customer contract, are recorded as assets and subsequently expensed consistent with the transfer of goods or services to the customer.

Government contracts include both cost-reimbursement and fixed-price contracts. Cost-reimbursement contracts provide for the reimbursement of allowable costs plus the payment of a fee. These contracts fall into four basic types: (i) cost-sharing contract under which government reimburses only a portion of the incurred costs, (ii) cost plus fixed fee contracts which provide for the payment of a fixed fee irrespective of the final cost of performance, (iii) cost plus incentive fee contracts which provide for increases or decreases in the fee, within specified limits, based upon actual results as compared to contractual targets relating to such factors as cost, performance and delivery schedule, and (iv) cost plus award fee contracts which provide for the payment of an award fee determined at the discretion of the customer based upon the performance of the contractor against pre-established criteria. Under cost-reimbursement type contracts, the contractor is reimbursed periodically for allowable costs and is paid a portion of the fee based on contract progress. Fixed-price contracts establish a set price for goods or services, which may be firm or adjustable under specific conditions. Adjustable fixed-price contracts can include elements such as ceiling or target prices, which are only subject to change through contract clauses that allow for equitable adjustments. Firm-fixed-price contracts do not permit any price changes based on the contractor’s actual costs, placing full financial risk and responsibility on the contractor. In contrast, fixed-price contracts with economic price adjustments allow for price changes either increases or decreases based on predefined events or conditions.

For the fiscal year ended June 30, 2025, the Company was awarded six government contracts totaling $13.8 million for the provision of services and delivery of materials. These awards are cost-reimbursement and firm-fixed-price contracts, under which payments are made upon completion of specified performance milestones. Revenue associated with these contracts will be recognized upon achievement of designated milestones.

For the fiscal year ended June 30, 2025, the Company recognized total revenue of $4.7 million, consisting of $4.4 million from all obligated government contracts and $266 thousand from product sales related to sampling or development activities. For the fiscal year ended June 30, 2024, the Company recognized total revenue of $919 thousand, consisting of $854 thousand from government contracts and $65 thousand from product sales related to sampling or development activities.

As of June 30, 2025, total remaining performance obligations under all obligated government contracts amounted to $10.2 million.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation arrangements in accordance with guidance issued by the Financial Accounting Standards Board (“FASB”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, consultants, and directors based on estimated fair values.

The Company estimates the fair value of stock-based compensation awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations. The Company estimates the fair value of stock-based compensation awards using the Black-Scholes model. This model requires the Company to estimate the expected volatility and value of its common stock and the expected term of the stock options, all of which are highly complex and rely on subjective variables. For employees and directors, the expected life was calculated based on the simplified method as described by the U.S. Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 110, Share-Based Payment. For other service providers, the expected life was calculated using the contractual term of the award. The Company’s estimate of expected volatility was based on the volatility of peers. The Company has selected a risk-free rate based on the implied yield available on U.S. Treasury securities with a maturity equivalent to the expected term of the options. The Company accounts for forfeitures upon occurrence.

Stock-Based Compensation

The Company accounts for stock-based compensation arrangements in accordance with guidance issued by the FASB, which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, consultants, and directors based on estimated fair values.

The Company estimates the fair value of stock-based compensation awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company’s consolidated statements of operations. The Company estimates the fair value of stock-based compensation awards using the Black-Scholes model. This model requires the Company to estimate the expected volatility and value of its common stock and the expected term of the stock options, all of which are highly complex and subjective variables. For employees and directors, the expected life was calculated based on the simplified method as described by the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin No. 110, Share-Based Payment. For other service providers, the expected life was calculated using the contractual term of the award. The Company’s estimate of expected volatility was based on the volatility of peers. The Company has selected a risk-free rate based on the implied yield available on U.S. Treasury securities with a maturity equivalent to the expected term of the options. The Company accounts for forfeitures upon occurrence.

Income (Loss) Per Share

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders by the sum of the weighted average number of common shares outstanding plus potential dilutive common shares outstanding during the period. Potential dilutive securities, comprised of stock options, restricted stock units, and warrants, are not reflected in diluted loss per share because such shares are anti–dilutive. The dilutive impact of potential common shares resulting from common stock equivalents is determined by applying the treasury stock method. For the three months ended September 30, 2025, 1,522,371 stock options and 533,835 warrants were excluded from the calculation of diluted income per share as their inclusion would have been anti-dilutive.

Income (Loss) Per Share

Basic income (loss) per share is computed by dividing net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted income (loss) per share is computed by dividing the net income (loss) attributable to common stockholders by the sum of the weighted average number of common shares outstanding plus potential dilutive common shares outstanding during the period. Potential dilutive securities, comprised of stock warrants and stock options, are not reflected in diluted loss per share because such shares are anti–dilutive. The dilutive impact of potential common shares resulting from common stock equivalents is determined by applying the treasury stock method. For the fiscal year ended June 30, 2025, 1,546,675 stock options were excluded from the calculation of diluted income per share as their inclusion would have been anti-dilutive.

Concentration of Risk

Concentration of Risk

The Company maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company’s accounts are insured by the FDIC, but at times our cash in these accounts may exceed federally insured limits.

The Company manages its credit risk associated with exposure to its direct customers on outstanding accounts receivable through the application of credit approvals and other monitoring procedures. The Company closely monitors the aging of accounts receivable from its direct customers. Significant customers are those that represent 10% or more of revenue or accounts receivable. For the three months ended September 30, 2025, 65% and 17% of our revenue was derived from Customers E and B, and, for the three months ended September 30, 2024, 36%, 21%, 10%, 10%, and 10% of our revenue was derived from Customer A, C, B, D and F, respectively. As of September 30, 2025, 72% and 13% of accounts receivables were attributable to Customers E and B. As of September 30, 2024, 53%, 16%, 16% and 16% of accounts receivable were attributable to Customer A, B, D and F, respectively. Customers A, B, C, D and E are government agencies

Concentration of Risk

The Company maintains its cash in bank deposit accounts, which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts. The Company’s accounts are insured by the FDIC, but at times may exceed federally insured limits.

The Company manages its credit risk associated with exposure to its direct customers on outstanding accounts receivable through the application of credit approvals and other monitoring procedures. The Company closely monitors the aging of accounts receivable from its direct customers. Significant customers are those that represent 10% or more of revenue or accounts receivable. For the fiscal year ended June 30, 2025, 71% of our revenue was derived from Customer E and, for the fiscal year ended June 30, 2024, 36%, 31% and 17% of our revenue was derived from Customer A, B and C, respectively. As of June 30, 2025, 100% of accounts receivable was attributable to Customer E and, as of June 30, 2024, 18%, 28% and 54%. of accounts receivable were attributable to Customer C, D and F, respectively. Customers A, B, C, D and E are government agencies

Recent Accounting Pronouncements under Evaluation

Recent Accounting Pronouncements under Evaluation

In July 2025, the FASB issued Accounting Standards Update (“ASU”) 2025-05, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets. This ASU provides a practical expedient to assume that conditions as of the balance sheet date remain unchanged over the life of the asset when estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. This guidance is effective for annual reporting periods beginning after December 15, 2025, and for interim periods within those annual reporting periods, with early adoption permitted. The amendments in ASU 2025-05 should be applied prospectively. The Company is currently evaluating the impact of this new standard on its consolidated financial statements, and the adoption is not expected to have a material impact on the consolidated financial statements.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU amends the disclosure requirements for income taxes, including the requirement for further disaggregation of the income tax rate reconciliation and income taxes paid disclosures. The amendments in this guidance must be applied prospectively, with the option to apply retrospectively. This guidance is effective for fiscal years beginning after December 15, 2024. The Company is currently evaluating the impact of this new standard on its consolidated financial statements, and the adoption is not expected to have a significant impact on the consolidated financial statements.

In November 2024, the FASB issued ASU. 2024-03, Disaggregation of Income Statement Expenses (DISE). The ASU requires additional disclosure regarding specific types of expenses included in the income statement. This guidance applies to all public business entities and is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within annual reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. The Company is currently evaluating the impact of this new standard on its consolidated financial statements, and the adoption is not expected to have a significant impact on the consolidated financial statements.

Recent Accounting Pronouncements under Evaluation

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures. This ASU amends the disclosure requirements for income taxes, including the requirement for further disaggregation of the income tax rate reconciliation and income taxes paid disclosures. The amendments in this guidance must be applied prospectively, with the option to apply retrospectively. This guidance is effective for fiscal years beginning after December 15, 2024. The Company is currently evaluating the impact of this new standard on its consolidated financial statements, and the adoption is not expected to have a significant impact on the consolidated financial statements.

In November 2024, the FASB issued ASU No. 2024-03, Disaggregation of Income Statement Expenses (DISE). The ASU requires additional disclosure regarding specific types of expenses included in the income statement. This guidance applies to all public business entities and is effective for annual reporting periods beginning after December 15, 2026 and interim reporting periods within annual reporting periods beginning after December 15, 2027. The requirements will be applied prospectively with the option for retrospective application. The Company is currently evaluating the impact of this new standard on its consolidated financial statements, and the adoption is not expected to have a significant impact on the consolidated financial statements.

Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been presented in accordance with U.S. generally accepted accounting principles (“GAAP”). The summary of significant accounting policies presented below is designed to assist in understanding the Company’s financial statements. Such financial statements and accompanying notes are the representations of the Company’s management, who is responsible for the Company’s integrity and objectivity.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and assumptions on current facts, historical experience, and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Reclassification of Prior Year Presentation

Reclassification of Prior Year Presentation

Certain prior year amounts have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported consolidated financial statements

Cash and Cash Equivalents, and Certificate of Deposit

Cash and Cash Equivalents, and Certificate of Deposit

The Company considers cash in banks, deposits in transit, and highly liquid debt instruments purchased with original maturities of three months or less to be cash and cash equivalents. The Company invests its excess cash in certificates of deposit issued by financial institutions with high credit ratings. As of June 30, 2025, the Company held a certificate of deposit with a carrying value of $12.1 million, including $112 thousand of interest income. The certificate of deposit bears interest at a rate of 3.74%.

Segments

Segments

Our chief operating decision maker (“CODM”), the Chief Executive Officer, manages the Company’s business activities as one single operating and reportable segment at the consolidated level. Accordingly, our CODM uses consolidated net income to measure segment profit or loss, allocate resources and assess performance. Further, the CODM reviews and utilizes revenue, operating expenses, and other income (expense) at the consolidated level to manage the Company’s operations.

Convertible Debt Instruments

Convertible Debt Instruments

The Company evaluates agreements, including any convertible debt instruments, to determine if those agreements or any embedded components of those agreements qualify as derivative financial instruments to be separately accounted for in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification(“ASC”) Topic 815 “Derivatives and Hedging” (“ASC 815”). The accounting treatment of derivative financial instruments requires that the Company record any bifurcated embedded features at their fair values as of the inception date of the agreement and at fair value as of each subsequent balance sheet date. Any change in fair value is recorded in earnings as non-operating, non-cash income or expense. The Company reassesses the classification of its derivative instruments at each balance sheet date. If the classification changes as a result of events during the period, the agreement is reclassified as of the date of the event that caused the reclassification. Bifurcated embedded features are recorded at their initial fair values, which creates an additional debt discount to the host instrument. The Company amortizes the respective debt discount over the term of the notes, using the effective interest method. See Note 3 – Convertible Notes.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

As defined in FASB ASC Topic No. 820, “Fair Value Measurements and Disclosures” (“ASC 820”), fair value is the price that would be received to sell an asset or paid to transfer the liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses the market or income approach. Based on this approach, the Company utilizes certain assumptions about the risk inherent in the inputs to the valuation technique. These inputs can be readily observable, market-corroborated, or generally unobservable. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the observability of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and the reliability of the information used to determine fair values. As a basis for considering these assumptions, ASC 820 defines a three-tier value hierarchy that prioritizes the inputs used in the valuation methodologies in measuring fair value.

Level 1 – Unadjusted quoted prices in active, accessible markets for identical assets or liabilities

Level 2 – Other inputs that are directly or indirectly observable in the marketplace

Level 3 – Unobservable inputs, which are supported by little or no market activity

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The carrying values of the Company’s cash, accounts receivable, accounts payable, accrued expenses, and other current liabilities approximate their fair value due to the relatively short maturity of these items. Financial assets and liabilities measured on a non-recurring basis are those that are adjusted to fair value when a significant event occurs. The Company had no financial assets or liabilities carried and measured on a nonrecurring basis during the reporting periods. Financial assets and liabilities measured on a recurring basis are those that are adjusted to fair value each time a financial statement is prepared.

For recurring fair value measurement categorized within Level 3, assets and liabilities whose value is determined using a market standard valuation technique are included and described below. When observable inputs are not available, the market standard techniques for determining the estimated fair value of certain securities that trade infrequently, and therefore have little transparency, rely on inputs that are significant to the estimated fair value and that are not observable in the market or cannot be derived principally from or corroborated by observable market data. Management believes these inputs are based on assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing similar assets and liabilities. The Company’s embedded derivatives are classified in Level 3 using the Black-Scholes option-pricing model since their values include significant unobservable inputs.

On March 25, 2025, holders of convertible promissory notes elected to convert the convertible notes into common stock. As part of the conversion, the Company remeasured the fair value of the embedded derivative liabilities immediately prior to conversion. The fair value of the embedded derivatives in our convertible notes as of the conversion date was determined based on a fair market value of $6.25 as of March 25, 2025.

All derivative liabilities were exercised, and as of June 30, 2025, the Company had no remaining outstanding derivative liabilities.

Fair Value of Embedded Derivatives ($ in thousands)
Beginning balance at July 1, 2024	$-
New derivative liabilities	2,193
Change in fair value of derivative liabilities	278
Conversion of derivative liabilities	(2,471)
Ending balance at June 30, 2025	$-

Property and Equipment

Property and Equipment

Property, equipment, and leasehold improvements are reported at historical cost, net of accumulated depreciation and amortization. Depreciation is computed using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized over the lesser of the remaining lease term or the estimated useful life of the improvements. Repairs and maintenance to these assets are charged to expenses as incurred; major improvements enhancing the function and/or the asset’s useful life are capitalized. When items are sold or retired, the related cost and accumulated depreciation are removed from the accounts, and any gains or losses arising from such transactions are recognized.

Intangible Assets		Intangible Assets Intangible assets are associated with the Aeluma.com domain name and are amortized on a straight-line basis over 10 years.
Income Taxes

Income Taxes

The Company is expected to have net operating loss carryforwards that it can use to offset a certain amount of taxable income in the future. The Company is currently analyzing the amount of loss carryforwards that will be available to reduce future taxable income. The resulting deferred tax assets will be offset by a valuation allowance due to the uncertainty of their realization. The primary difference between income tax expense attributable to continuing operations and the amount of income tax expense that would result from applying domestic federal statutory rates to income before income taxes relates to the recognition of a valuation allowance for deferred income tax assets.

The Company has adopted FASB ASC 740-10, “Income Taxes” which clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold of more likely than not as a measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. In making this assessment, a Company must determine whether it is more likely than not that a tax position will be sustained upon examination, based solely on the technical merits of the position and must assume that the tax position will be examined by taxing authorities. The Company’s policy is to include interest and penalties related to unrecognized tax benefits in income tax expense. Interest and penalties totaled $0 for the periods presented. The Company’s net operating loss carryforwards are subject to IRS examination until they are fully utilized, and such tax years are closed.

The Company will file tax returns in the U.S. federal jurisdiction and the state of California. The Company’s federal and state return forms are subject to review by the taxing authorities. The Company is not currently under examination by any taxing authority, nor has it been notified of an impending examination.

New Accounting Pronouncements Adopted

New Accounting Pronouncements Adopted

FASB Accounting Standards Updates (“ASU”) No. 2023-07 - Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. This expands disclosures about a public entity’s reportable segments and requires more enhanced information about a reportable segment’s expenses, interim segment profit or loss, and how a public entity’s chief operating decision maker uses reported segment profit or loss information in assessing segment performance and allocating resources. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024 and should be applied retrospectively. The Company adopted ASU 2023-07 in 2025 and it did not have an impact on the Company’s financial position or results of operation as it impacts disclosures only.